Business combination - Schedule of Consideration Transferred (Detail) - USD ($) $ in Thousands		3 Months Ended
	Mar. 12, 2017	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Purchase of all of our Predecessor's cumulative redeemable preferred shares		$ 239,492	$ 0
Recapitalization Merger
Business Acquisition [Line Items]
Purchase of all of our Predecessor's cumulative redeemable preferred shares	$ 353,873
Net cash transferred from Pace	78,859
Playa Employee Offering	799
Total Consideration Transferred	$ 433,531
Number of shares agreed to purchase in subscription agreements (in shares)	82,751